Note 10 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
Deferred tax assets (liabilities)	2019	2018

Net operating loss carryforwards	$6,307	$4,807
Research credit carryforwards	235	235
Stock-based compensation	1,230	971
Other	72	71
Deferred tax assets	7,844	6,084
Valuation allowance	(7,844)	(5,801)
Deferred tax assets, net of valuation allowance	-	283
Beneficial conversion feature, net	-	(283)
Deferrred tax liabilities	-	(283)

Net deferred tax asset	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended December 31,
	2019	2018
Statutory rate	21.0%	21.0%
Permanent differences	(5.9)	0.1
Change in effective tax rate	-	0.6
Valuation allowance	(32.4)	(22.6)
Foreign research incentives	5.7	5.7
Deferred true-up	16.3	-
Other	1.0	0.9
Effective rate	5.7%	5.7%

Summary of Operating Loss and Tax Credit Carryforwards [Table Text Block]
	Amount (in thousands)	Expiration Years
Net operating losses--federal	12,958	Expires beginning 2031
2019 net operating loss -- federal	3,153	Never expires
Tax credits--federal	235	Beginning 2041